UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
	(Address of principal executive offices)	(Zip Code)

Christopher E. Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

Form N-Q is to be used by management investment companies, other than small business investment  companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Becker Value Equity Fund Schedule of Investments January 31, 2009 (Unaudited)

Common Stocks - 97.05%	Shares	Value

Abrasive Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.18%
CARBO Ceramics, Inc.	18,000	$ 647,100

Air Courier Services - 1.81%
FedEx Corp.	19,500	993,330

Beverages - 2.73%
Coca-Cola Co. / The	19,100	815,952
Constellation Brands, Inc. - Class A (a)	47,000	682,440
		1,498,392

Biological Products - 2.60%
Amgen, Inc. (a)	26,000	1,426,100

Bottled & Canned Soft Drinks & Carbonated Waters - 1.07%
Cadbury plc (b)	18,240	589,152

Cable & Other Pay Television Services - 2.03%
Comcast Corp. - Class A	76,000	1,113,400

Computer Storage Devices - 1.23%
NetApp, Inc. (a)	45,500	674,765

Crude Petroleum & Natural Gas - 3.16%
Pioneer Natural Resources Co.	26,000	380,640
Royal Dutch Shell plc - Class A (b)	27,500	1,353,825
		1,734,465

Drilling Oil & Gas Wells - 2.13%
Diamond Offshore Drilling, Inc.	5,000	313,800
Helmerich & Payne, Inc.	16,000	359,360
Weatherford International Ltd. (a)	45,000	496,350
		1,169,510

Electronic & Other Electrical Equipment - 2.78%
Emerson Electric Co.	16,000	523,200
General Electric Co.	82,500	1,000,725
		1,523,925

Electric & Other Services Combined - 2.00%
Xcel Energy, Inc.	59,400	1,096,524

Electronic Connectors - 1.34%
Tyco International, Ltd.	35,000	735,700

*See accompanying notes which are an integral part of the financial statements

Becker Value Equity Fund Schedule of Investments - continued January 31, 2009 (Unaudited)

Common Stocks - 97.05% - continued	Shares	Value

Fats & Oils - 5.01%
Archer-Daniels-Midland Co.	44,000	$ 1,204,720
Bunge, Ltd.	36,000	1,545,840
		2,750,560

Fire, Marine & Casualty Insurance - 4.72%
Allstate Corp. / The	40,000	866,800
Chubb Corp. / The	28,000	1,192,240
Zenith National Insurance Corp.	19,000	532,760
		2,591,800

Food & Kindred Products - 2.24%
Sara Lee Corp.	122,800	1,231,684

Grain Mill Products - 0.91%
General Mills, Inc.	8,400	496,860

Insurance Agents, Brokers & Service - 1.85%
Marsh & McLennan Companies, Inc.	52,500	1,014,825

Malt Beverages - 1.43%
Molson Coors Brewing Co. - Class B	19,500	785,265

Meat Packing Plants - 2.39%
Hormel Foods Corp.	44,000	1,312,520

Motor Vehicles & Passenger Car Bodies - 2.15%
Honda Motor Co., Ltd. (b)	52,000	1,178,320

National Commercial Banks - 4.04%
JP Morgan Chase & Co.	38,700	987,237
TCF Financial Corp.	48,000	594,720
U.S. Bancorp	43,000	638,120
		2,220,077

Office Machines - 1.88%
Pitney Bowes, Inc.	46,300	1,030,638

Oil, Gas Field Services - 2.12%
Schlumberger Ltd.	28,500	1,163,085

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.00%
Zimmer Holdings, Inc. (a)	30,100	1,095,640

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.75%
PPG Industries, Inc.	25,500	958,290

*See accompanying notes which are an integral part of the financial statements

Becker Value Equity Fund Schedule of Investments - continued January 31, 2009 (Unaudited)

Common Stocks - 97.05% - continued	Shares	Value

Petroleum Refining - 5.25%
Chevron Corp.	11,275	$ 795,113
ConocoPhillips	23,000	1,093,190
Murphy Oil Corp.	22,500	994,050
		2,882,353

Pharmaceutical Preparations - 4.40%
Abbott Laboratories	23,000	1,275,120
Eli Lilly & Co.	31,000	1,141,420
		2,416,540

Public Building and Related Furnuture - 1.14%
Johnson Controls, Inc.	50,000	625,500

Publishing or Publishing and Printing (Books) - 2.00%
McGraw-Hill Companies, Inc. / The	50,000	1,099,500

Radio & TV Broadcasting & Communications Equipment - 2.14%
L-3 Communications Holdings, Inc.	8,500	671,670
Nokia Corp. (b)	41,000	503,070
		1,174,740

Retail - Drug Stores and Proprietary Stores - 2.85%
Walgreen Co.	57,000	1,562,370

Retail - Grocery Stores - 0.82%
Kroger Co. / The	20,000	450,000

Retail - Variety Stores - 2.20%
Costco Wholesale Corp.	3,300	148,599
Wal-Mart Stores, Inc.	22,500	1,060,200
		1,208,799

Rolling, Drawing, & Extruding of Nonferrous Metals - 0.78%
Alcoa, Inc.	55,000	428,450

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.21%
Raytheon Co.	24,000	1,214,880

Semiconductors & Related Devices - 2.12%
Intel Corp.	90,000	1,161,000

Services - Business Services - 1.58%
Manpower, Inc.	30,500	868,030

*See accompanying notes which are an integral part of the financial statements

Becker Value Equity Fund Schedule of Investments - continued January 31, 2009 (Unaudited)

Common Stocks - 97.05% - continued	Shares	Value

Services - Prepackaged Software - 3.01%
Lawson Software, Inc. (a)	135,650	$ 572,443
Microsoft Corp.	63,000	1,077,300
		1,649,743

State Commercial Banks - 1.48%
State Street Corp.	35,000	814,450

Surgical & Medical Instruments & Apparatus - 3.96%
Becton, Dickinson & Co.	12,000	872,040
Covidien, Ltd.	34,000	1,303,560
		2,175,600

Telephone & Telegraph Apparatus - 1.24%
ADTRAN, Inc.	45,000	681,750

Trucking (No Local) - 0.56%
Con-way, Inc.	14,000	308,420

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.33%
McKesson Corp.	16,500	729,300

Wholesale - Electronic Parts & Equipment - 1.43%
Tyco Electronics, Ltd.	55,550	786,588

TOTAL COMMON STOCKS (Cost $69,903,145)		53,269,940

Money Market Securities - 2.86%
Huntington U.S. Treasury Money Market Fund - Class A, 0.02% (c)	1,571,045	1,571,045

TOTAL MONEY MARKET SECURITIES (Cost $1,571,045)		1,571,045

TOTAL INVESTMENTS (Cost $71,474,190) - 99.91%		54,840,985

Other assets less liabilities - 0.09%		51,720

TOTAL NET ASSETS - 100.00%		$ 54,892,705

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at January 31, 2009.
Tax Related
Unrealized appreciation		$ 1,429,928
Unrealized depreciation		(18,063,133)
Net unrealized depreciation		$ (16,633,205)

Aggregate cost of securities for income tax purposes		$ 71,474,190

*See accompanying notes which are an integral part of the financial statements

Becker Value Equity Fund

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”). For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive fro them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Becker Value Equity Fund

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Becker Value Equity Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 54,840,985	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 54,840,985	$ -
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund(s) did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Becker Value Equity Fund

Related Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Jones Villalta Opportunity Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 87.10%	Shares	Value

Agriculture Chemicals - 1.98%
Mosaic Co. / The	520	$ 18,548

Cable & Other Pay Television Services - 6.42%
Comcast Corp. - Class A	2,830	41,460
Liberty Media Corp. - Interactive - Class A (a)	5,970	18,746
		60,206

Communications Equipment - 1.97%
UTStarcom, Inc. (a)	12,600	18,522

Computer & Office Equipment - 7.55%
EMC Corp. (a)	2,520	27,821
International Business Machines Corp.	470	43,076
		70,897

Construction Machinery & Equipment - 2.40%
Caterpillar, Inc.	730	22,521

Drawing and Insulating Nonferrous Wire - 3.16%
Corning, Inc.	2,930	29,622

Electronic Computers - 2.79%
Dell, Inc. (a)	2,760	26,220

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.45%
General Electric Co.	3,440	41,727

Fire, Marine & Casualty Insurance - 0.94%
American International Group, Inc.	6,880	8,806

Motor Vehicle Parts & Accessories - 1.27%
Lear Corp. (a)	13,140	11,957

Motor Vehicles & Passenger Car Bodies - 1.90%
Ford Motor Co. (a)	9,540	17,840

National Commercial Banks - 9.88%
Bank of America Corp.	2,790	18,358
Citigroup, Inc.	6,500	23,075
JPMorgan Chase & Co.	1,160	29,592
Wells Fargo & Co.	1,150	21,735
		92,760

Operative Builders - 2.43%
Toll Brothers, Inc. (a)	1,340	22,807

Pharmaceutical Preparations - 5.54%
Pfizer, Inc.	1,800	26,244
Wyeth	600	25,782
		52,026

Retail - Family Clothing Stores - 2.88%
Gap, Inc. / The	2,400	27,072

Retail - Lumber & Other Building Materials Dealers - 3.83%
Home Depot, Inc. / The	1,670	35,955
*See accompanying notes which are an integral part of the financial statements

Jones Villalta Opportunity Fund
Schedule of Investments - continued		.
January 31, 2009
(Unaudited)

Common Stocks - 87.10% - continued	Shares	Value

Rolling Drawing & Extruding of Nonferrous Metals - 2.40%
Alcoa, Inc.	2,890	$ 22,513

Security Brokers, Dealers & Flotation Companies - 2.67%
Goldman Sachs Group, Inc. / The	310	25,026

Semiconductors & Related Devices - 3.92%
Intel Corp.	2,850	36,765

Services - Miscellaneous Amusement & Recreation - 5.21%
MGM MIRAGE (a)	2,020	16,160
Walt Disney Co./ The	1,580	32,674
		48,834

Services - Motion Picture & Video Tape Production - 3.92%
Time Warner, Inc.	3,940	36,760

Services - Prepackaged Software - 7.96%
Microsoft Corp.	2,450	41,895
Oracle Corp. (a)	1,950	32,819
		74,714

Water Transportation - 1.63%
Royal Caribbean Cruises, Ltd.	2,360	15,316

TOTAL COMMON STOCKS (Cost $897,340)		817,414

Money Market Securities - 12.17%

Huntington Money Market Fund - 0.02% (b)	114,179	114,179

TOTAL MONEY MARKET SECURITIES (Cost $114,179)		114,179

TOTAL INVESTMENTS (Cost $1,011,519) - 99.27%		$ 931,593

Other assets less liabilities - 0.73%		6,876

TOTAL NET ASSETS - 100.00%		$ 938,469

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at January 31, 2009.

Tax Related
Gross unrealized appreciation		$ 7,657
Gross unrealized depreciation		(87,583)
Net unrealized depreciation		$ (79,926)

Aggregate cost of securities for income tax purposes		$ 1,011,519

*See accompanying notes which are an integral part of the financial statements

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Jones Villalta Opportunity Fund

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 931,593	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 931,593	$ -
*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Marathon Value Portfolio
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 72.90%	Shares	Value

Automobiles, Parts & Equipment - 1.64%
Genuine Parts Co.	8,500	$ 272,170
Toyota Motor Corp. (b)	2,300	146,073
		418,243

Banking - Financial - 2.71%
First Niagara Financial Group, Inc.	11,500	150,190
Mitsubishi UFJ Financial Group, Inc. (b)	29,100	160,050
Moody's Corp.	5,400	115,668
SunTrust Banks, Inc.	12,000	147,120
U.S. Bancorp	8,030	119,165
		692,193

Communications, Broadcasting & Cable - 0.75%
Liberty Global, Inc. - Class A (a)	10,500	152,985
SK Telecom Co., Ltd (b)	2,300	37,605
		190,590

Computer Software & Hardware - 4.67%
Cisco Systems, Inc. (a)	29,000	434,130
International Business Machines Corp.	6,200	568,230
Microsoft Corp.	11,100	189,810
		1,192,170

Construction & Materials - 0.95%
Vulcan Materials Co.	4,900	242,354

Cosmetics - 0.18%
Elizabeth Arden, Inc. (a)	8,000	46,640

Data Services - 2.87%
Automatic Data Processing, Inc.	6,700	243,411
Equifax, Inc.	4,700	116,184
Global Payments, Inc.	5,500	190,905
Total System Services, Inc.	14,500	183,570
		734,070

Defense - 0.26%
Northrop Grumman Corp.	1,400	67,368

Delivery and Freight Services - 2.18%
Arkansas Best Corp.	7,500	175,425
United Parcel Service, Inc. - Class B	9,000	382,410
		557,835

Electric Components, Parts & Equipment - 5.61%
Avnet, Inc. (a)	21,500	426,130
Linear Technology Corp.	13,000	304,460
SECOM Co., Ltd. (b)	2,800	238,192
Tyco Electronics Ltd.	16,000	226,560
Zebra Technologies Corp. - Class A (a)	14,075	236,882
		1,432,224

Energy - 5.00%
Anadarko Petroleum Corp.	6,000	220,440
ConocoPhillips	6,600	313,698
Noble Corporation	19,500	529,425
Sasol Ltd. (b)	8,000	212,400
		1,275,963
*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 72.90% - continued	Shares	Value

Furniture - 0.15%
Natuzzi S.p.A. (a) (b)	21,400	$ 38,306

Healthcare - 7.62%
Alcon, Inc.	1,800	154,152
Becton, Dickinson & Co.	5,500	399,685
Cardinal Health, Inc.	7,500	282,375
Dionex Corp. (a)	5,200	263,328
Life Technologies Corp. (a)	7,541	191,994
Pharmaceutical Product Development, Inc.	15,200	363,128
St. Jude Medical, Inc. (a)	8,000	290,960
		1,945,622

Household Products - 2.37%
Colgate-Palmolive Co.	2,500	162,600
Kimberly-Clark Corp.	5,600	288,232
Procter & Gamble Co.	2,827	154,072
		604,904

Industrial Conglomerates - 8.52%
3M Co.	9,900	532,521
Eaton Corp.	8,800	387,376
Emerson Electric Co.	12,000	392,400
General Electric Co.	18,300	221,979
Leggett & Platt, Inc.	5,200	64,948
Raven Industries, Inc.	5,115	111,558
Tyco International, Ltd.	22,175	466,118
		2,176,900

Industrial Machinery - 3.49%
Graco, Inc.	17,238	366,652
Illinois Tool Works, Inc.	7,200	235,152
Lincoln Electric Holdings, Inc.	7,000	288,190
		889,994

Insurance - 6.26%
AEGON N.V. (c)	23,000	119,140
Alleghany Corp. (a)	1,081	294,497
Aon Corp.	8,000	296,400
Berkshire Hathaway, Inc. - Class B (a)	130	388,570
Tokio Marine Holdings, Inc. (b)	7,750	210,124
White Mountains Insurance Group, Ltd.	1,200	289,800
		1,598,531

Packaged Foods - 2.95%
Campbell Soup Co.	15,000	455,550
Coca-Cola Co./The	7,000	299,040
		754,590

Pharmaceuticals - 3.17%
Abbott Laboratories	7,000	388,080
Bristol-Myers Squibb Co.	6,500	139,165
GlaxoSmithKline plc (b)	8,000	282,080
		809,325

Publishing & Printing Media - 0.97%
John Wiley & Sons, Inc. - Class A	7,000	248,010

Restaurants - 1.91%
McDonald's Corp.	8,400	487,368
*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 72.90% - continued	Shares	Value

Retail Stores - 3.02%
Costco Wholesale Corp.	6,300	$ 283,689
Family Dollar Stores, Inc.	4,000	111,080
Office Depot, Inc. (a)	11,200	24,192
Tiffany & Co.	17,000	352,750
		771,711

Specialty Chemicals - 3.62%
Cabot Corp.	12,500	167,000
PPG Industries, Inc.	10,600	398,348
Valspar Corp.	20,700	359,145
		924,493

Staffing Services - 1.43%
CDI Corp.	15,800	169,376
Robert Half International, Inc.	11,500	194,925
		364,301

Utilities - 0.60%
Korea Electric Power Corp. (a) (b)	8,119	80,703
NorthWestern Corp.	3,000	72,630
		153,333

TOTAL COMMON STOCKS (Cost $20,785,175)		18,617,038

Real Estate Investment Trusts - 2.79%

Avatar Holdings, Inc. (a)	5,000	129,750
Alexander's, Inc.	300	57,732
EastGroup Properties, Inc.	5,000	151,900
Plum Creek Timber Co., Inc.	9,370	288,315
Reading International, Inc. - Class A (a)	24,300	83,835

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $676,707)		711,532

Preferred Stock - 1.10%

E. I. du Pont de Nemours & Co. $4.50	4,000	280,800

TOTAL PREFERRED STOCK (Cost $308,578)		280,800

Exchange-Traded Funds - 1.20%

CurrencyShares Swiss Franc Trust (a)	2,600	224,094
UltraShort MSCI Emerging Markets ProShares (a)	1,400	82,012

TOTAL EXCHANGE-TRADED FUNDS (Cost $340,954)		306,106

	Principal
Corporate Bonds - 1.89%	Amount

Ambac Financial Group, Inc., 5.950%, 12/05/2035	$ 600,000	213,598
CWABS, Inc., 3.390%, 10/25/2032 (e) (g)	28,181	364
CWABS, Inc., 1.050%, 04/25/2032 (e) (g)	90,964	63,554
IMPAC CMB Trust, 1.290%, 10/25/2033 (f) (g)	186,835	144,993
IMPAC CMB Trust, 1.230%, 9/25/2034 (f) (g)	181,970	60,520
Mississippi Chemical Corp., 7.250%, 11/15/2017 (a) (d)	125,000	-

TOTAL CORPORATE BONDS (Cost $937,096)		483,029

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
January 31, 2009
(Unaudited)
	Principal
Foreign Government Bonds - 3.53%	Amount	Value

Swiss Government Bonds, 3.500%, 08/07/2010	$ 1,000,000	$ 901,624

TOTAL FOREIGN GOVERNMENT BONDS (Cost $929,263)		901,624

	Shares
Money Market Securities - 15.73%

Fidelity Institutional Money Market Portfolio - Class I, 1.50% (h)	4,018,493	4,018,493

TOTAL MONEY MARKET SECURITIES (Cost $4,018,493)		4,018,493

TOTAL INVESTMENTS (Cost $27,996,266) - 99.14%		$ 25,318,622

Other assets less liabilities - 0.86%		219,255

TOTAL NET ASSETS - 100.00%		$ 25,537,877

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registry.
(d) In default, issuer filed Chapter 11 bankruptcy. This security is currently valued according to fair value procedures approved by the Trust.
(e) Asset-Backed Security.
(f) Collateralized mortgage obligation.
(g) Variable rate securities; the coupon rate shown represents the rate at January 31, 2009.
(h) Variable rate security; the rate shown represents the money market rate at January 31, 2009.

Tax Related
Unrealized appreciation		2,114,849
Unrealized depreciation		(4,792,493)
Net unrealized depreciation		$ (2,677,644)

Aggregate cost of securities for income tax purposes		$ 27,996,266

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practices and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

·	Level 1 – quoted prices in active markets for identical securities

·	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

·	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Marathon Value Portfolio’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 23,933,969	$ -
Level 2 – Other Significant Observable Inputs	$ 1,384,653	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 25,318,622	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Marathon Value Portfolio:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 10/31/2008	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 01/31/2009	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended January 31, 2009 for other financial instruments was $0.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including for how such activities are accounted and their effect on the Fund’s financial performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Mutual Funds - 92.88%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 90.99%

AIM Diversified Dividend Fund - Investor Class	366,143	$ 2,925,479
AIM Mid Cap Core Equity Fund - Institutional Class	241,722	3,799,872
Artisan International Value Fund - Investor Class	411,743	6,592,012
Artisan Small Cap Value Fund - Investor Class	415,742	3,824,825
Aston Montag & Caldwell Growth Fund	480,879	7,886,422
Aston TAMRO Small Cap Fund - Institutional Class (b)	592,360	6,924,686
Brown Capital Management Small Company Fund - Institutional Class (b)	313,840	7,227,733
Evergreen Omega Fund - Institutional Class (a) (b)	387,778	8,263,555
Fidelity Advisor Small Cap Fund - Institutional Class	251,361	4,308,331
First Eagle Overseas Fund - Institutional Class	544,747	8,715,959
First Eagle U.S. Value Fund - Institutional Class	472,834	5,522,703
FMI Common Stock Fund (b)	425,924	6,214,235
Hussman Strategic Growth Fund	625,083	7,663,522
Ivy Cundill Global Value Fund - Class Y (b)	632,742	5,688,351
Jensen Portfolio Fund - Institutional Class	432,517	7,841,538
John Hancock U.S. Global Leaders Growth Fund - Institutional Class	212,403	3,836,003
JPMorgan Small Cap Equity Fund - Class S	352,599	7,450,410
Manning & Napier Fund, Inc. - World Opportunities Series Fund	1,028,518	5,564,282
Meridian Growth Fund	264,516	6,234,637
MFS International Value Fund - Institutional Class	187,191	3,176,627
Northern Small Cap Value Fund	656,261	5,919,475
Parnassus Equity Income Fund - Institutional Class	212,356	3,886,105
Royce Premier Fund - Investor Class	488,723	5,542,113
Royce Special Equity Fund - Investor Class (b)	568,243	7,148,496
Security Equity Fund - Mid Cap Value Series - Institutional Class (b)	1,038,140	7,609,565
Tweedy, Browne Global Value Fund	397,860	5,983,812
The Yacktman Fund (b)	765,061	6,617,774

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $215,167,862)		162,368,522

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.89% (d)

Aberdeen Small Cap Fund - Institutional Class	150	1,238
Allianz NFJ Dividend Value Fund - Institutional Class	200	1,708
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	2,963
Artisan International Small Cap Fund - Investor Class	150	1,471
BlackRock International Opportunities Portfolio - Institutional Class	100	2,093
BlackRock Large Cap Growth Fund - Class S	38,913	272,000
Bridgeway Small Cap Growth Fund (a)	205	1,563
Bridgeway Small Cap Value Fund	179	1,561
Columbia Small Cap Growth I Fund - Institutional Class (a)	100	1,668
Dreyfus Premier International Small Cap Fund - Institutional Class	100	743
DWS Dreman Small Cap Value Fund - Institutional Class	85	1,849
Fidelity Mid-Cap Stock Fund	100	1,468
FMI Large Cap Fund	169,034	1,725,838
Franklin Small Cap Value Fund - Advisor Class	100	2,443
Hartford International Opportunities Fund - Class Y	248	2,277
*See accompanying notes which are an integral part of the financial statements

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Mutual Funds - 92.88% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 1.89% (d) - continued

Heartland Value Fund	100	$ 2,367
Janus Overseas Fund	100	2,386
Janus Venture Fund (a)	100	2,653
Longleaf Partners Small-Cap Fund	100	1,353
Neuberger Berman Genesis - Institutional Class	48,338	1,341,858
Oberweis Micro-Cap Fund	175	1,150
Oppenheimer International Small Company Fund - Class Y	100	863
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	1,815
T. Rowe Price Small-Cap Value Fund	100	2,116

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $4,869,064) (d)		3,377,444

TOTAL MUTUAL FUNDS (Cost $220,036,926)		165,745,966

Exchange-Traded Funds - 6.56%

Consumer Staples Select Sector SPDR Fund	371,198	8,222,036
SPDR S&P Dividend EFT	98,954	3,475,264

TOTAL EXCHANGE-TRADED FUNDS (Cost $14,446,769)		11,697,300

Money Market Securities - 0.74%
Fidelity Institutional Treasury Portfolio - Class I, 0.30% (c)	1,323,369	1,323,369

TOTAL MONEY MARKET SECURITIES (Cost $1,323,369)		1,323,369

TOTAL INVESTMENTS (Cost $235,807,064) - 100.18%		$ 178,766,635

Liabilities in excess of other assets - (0.18)%		(317,294)

TOTAL NET ASSETS - 100.00%		$ 178,449,341

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at January 31, 2009.
(d) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.

Tax Related
Gross unrealized appreciation		$ -
Gross unrealized depreciation		(57,040,429)
Net unrealized depreciation		$ (57,040,429)

Aggregate cost of securities for income tax purposes		$ 235,807,064

*See accompanying notes which are an integral part of the financial statements

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Mutual Funds - 86.43%	Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 84.21%

AIM Diversified Dividend Fund - Investor Class	105,991	$ 846,868
Artisan International Value Fund - Investor Class	82,309	1,317,771
Artisan Small Cap Value Fund - Investor Class	88,676	815,821
Aston Montag & Caldwell Growth Fund	70,957	1,163,690
Aston TAMRO Small Cap Fund - Institutional Class	105,329	1,231,291
Brown Capital Management Small Company Fund - Institutional Class	53,438	1,230,680
Buffalo Small Cap Fund	71,759	1,111,546
Evergreen Omega Fund - Institutional Class (a)	72,193	1,538,434
Fidelity Advisor Small Cap Fund - Institutional Class	85,247	1,461,136
First Eagle Overseas Fund - Institutional Class	94,578	1,513,240
First Eagle U.S. Value Fund - Institutional Class	82,481	963,375
FMI Common Stock Fund	104,125	1,519,177
Hussman Strategic Growth Fund	117,640	1,442,270
Jensen Portfolio Fund - Institutional Class	84,688	1,535,388
JPMorgan Small Cap Equity Fund - Class S	67,099	1,417,796
Manning & Napier Fund, Inc. - World Opportunities Series Fund	131,773	712,894
MFS International Value Fund - Institutional Class	54,779	929,602
Northern Small Cap Value Fund	67,055	604,835
Parnassus Equity Income Fund - Institutional Class	31,812	582,158
Royce Premier Fund - Investor Class	34,124	386,967
Royce Special Equity Fund - Investor Class	111,048	1,396,985
Security Equity Fund - Mid Cap Value Series - Institutional Class	80,394	589,288
Stratton Small-Cap Value Fund (a)	10,579	326,785
Tweedy, Browne Global Value Fund	81,288	1,222,568
The Yacktman Fund	77,249	668,205

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $34,668,134)		26,528,770

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's Net Assets - 2.22% (b)

BlackRock International Opportunities Portfolio - Institutional Class	100	2,093
BlackRock Large Cap Growth Fund - Class S	29,589	206,829
FMI Large Cap Fund	29,645	302,678
Janus Venture Fund (a)	100	2,653
John Hancock U.S. Global Leaders Growth Fund - Institutional Class	9,849	177,874
Longleaf Partners Fund	144	2,206
Longleaf Partners Small-Cap Fund	100	1,353
Oakmark International Small Cap Fund - Institutional Class	165	1,065
Oppenheimer International Small Company Fund - Class Y	100	863
Oppenheimer Small & Mid Cap Value Fund - Class Y	100	1,815

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $839,778) (b)		699,429

TOTAL MUTUAL FUNDS (Cost $35,507,912)		27,228,199

Exchange-Traded Funds - 7.84%
Consumer Staples Select Sector SPDR Fund	55,380	1,226,667
SPDR S&P Dividend ETF	35,381	1,242,581

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,841,814)		2,469,248

Money Market Securities - 1.13%
Fidelity Institutional Treasury Portfolio - Class I, 0.30% (c)	355,869	355,869

TOTAL MONEY MARKET SECURITIES (Cost $355,869)		355,869

TOTAL INVESTMENTS (Cost $38,705,595) - 95.40%		$ 30,053,316

Cash & other assets less liabilities - 4.60%		1,449,412

TOTAL NET ASSETS - 100.00%		$ 31,502,728

(a) Non-income producing.
(b) Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager's opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c) Variable rate securities; the money market rate shown represents the rate at January 31, 2009.

Tax Related, (excluding future contracts)
Gross unrealized appreciation		$ 11,796
Gross unrealized depreciation		(8,664,075)
Net unrealized depreciation		$ (8,652,279)

Aggregate cost of securities for income tax purposes		$ 38,705,595

*See accompanying notes which are an integral part of the financial statements

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Futures Contracts
January 31, 2009
(Unaudited)

	Number of	Underlying Face	Unrealized
	(Short)	Amount at	Appreciation
Short Futures Contracts	Contracts	Market Value	(Depreciation)

E-Mini MSCI EAFE Index Futures Contract March 2009 (a)	(32)	$ (1,768,000)	$ 201,845
E-Mini S&P 500 Futures Contract March 2009 (b)	(89)	(3,660,125)	383,735
E- Mini Russell 2000 Mini Futures Contract March 2009 (c)	(96)	(4,248,960)	358,975

Total Short Futures Contracts			$ 944,555

(a) Each E-Mini MSCI EAFE Index Futures contract has a multiplier of 50 shares.
(b) Each E-Mini S&P 500 Futures contract has a multiplier of 50 shares.
(c) Each E-Mini Russell 2000 Mini Futures contract has a multiplier of 100 shares.
*See accompanying notes which are an integral part of the financial statements

The Sound Mind Investing Funds

Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts - The Managed Volatility Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize in a loss.

Short Sales– The Manged Volatility Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Sound Mind Investing Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 178,766,635	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 178,766.635	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The Sound Mind Investing Funds

Notes to the Schedule of Investments - continued

January 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Sound Mind Investing Managed Volatility Fund’s assets as of January 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 30,053,316	$ 944,555
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 30,053,316	$ 944,555
*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date: 3/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Date: 3/26/2009

By

/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 3/26/2009